Dividends	12 Months Ended
Dec. 31, 2021
Disclosure of dividends [Abstract]
Dividends	DIVIDENDS
Dividend payments made during the year were as follows:

	Year ended December 31,
	2019	2020	2021
	(US$ in millions)
2018 interim dividend of HK$0.99 (equivalent to US$0.127) per ordinary share declared on January 18, 2019 and paid(i)	$1,023	$—	$—
2018 final dividend of HK$1.00 (equivalent to US$0.127) per ordinary share declared on May 24, 2019 and paid(i)	1,031	—	—
2019 interim dividend of HK$0.99 (equivalent to US$0.127) per ordinary share declared on January 17, 2020 and paid(i)	—	1,025	—
	$2,054	$1,025	$—

(i)    The 2018 interim and final dividend and the 2019 interim dividend were not recognized as a liability as at December 31, 2018 and 2019, respectively. They were reflected as appropriation of reserves during 2019 and 2020, respectively.
On April 17, 2020, the Board resolved not to recommend the payment of a final dividend in respect of the year ended December 31, 2019.
On February 19, 2021, the Board did not recommend the payment of a final dividend in respect of the year ended December 31, 2020.
On August 13, 2021, the Board did not recommend the payment of an interim dividend in respect of the six months ended June 30, 2021.
The Board does not recommend the payment of a final dividend in respect of the year ended December 31, 2021.